Average Annual Total Returns{- Fidelity ZERO International Index Fund} - 10.31 Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund Combo Pro-03 - Fidelity ZERO International Index Fund
	Fidelity ZERO International Index Fund Return Before Taxes Past 1 year	Fidelity ZERO International Index Fund Return Before Taxes Since Inception		Fidelity ZERO International Index Fund After Taxes on Distributions Past 1 year	Fidelity ZERO International Index Fund After Taxes on Distributions Since Inception		Fidelity ZERO International Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity ZERO International Index Fund After Taxes on Distributions and Sales Since Inception		IXYSU Past 1 year	IXYSU Since Inception
Total	21.67%	5.18%	[1]	21.09%	4.70%	[1]	13.40%	3.98%	[1]	22.07%	5.77%	[1]

[1]	(a)From August 2, 2018